UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2010

Item 1.  Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—22.76%

Federal Farm Credit Bank
0.500%, due 08/09/10[1]	5,000,000	4,999,514
Federal Home Loan Bank
0.180%, due 08/25/10[1]	5,000,000	4,999,425
0.500%, due 10/15/10	1,575,000	1,574,979
0.500%, due 10/29/10	7,500,000	7,503,566
0.250%, due 01/14/11[1]	8,000,000	7,990,833
0.500%, due 05/17/11[1]	2,000,000	1,992,000
0.580%, due 05/27/11	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.*
0.210%, due 11/01/10[1]	2,574,000	2,572,634
Federal National Mortgage Association*
0.145%, due 08/02/10[1]	8,000,000	8,000,000
0.210%, due 08/02/10[1]	5,000,000	5,000,000
2.875%, due 10/12/10	975,000	979,479
0.180%, due 10/25/10[1]	5,000,000	4,997,900
0.410%, due 07/06/11[1]	5,000,000	4,980,753
US Treasury Bills
0.151%, due 08/19/10[1]	5,000,000	4,999,645
0.291%, due 07/28/11[1]	3,000,000	2,991,270
US Treasury Notes
2.000%, due 09/30/10	2,250,000	2,256,431
1.250%, due 11/30/10	3,000,000	3,009,375
0.875%, due 04/30/11	5,000,000	5,016,599
4.875%, due 04/30/11	2,000,000	2,068,164

Total US government and agency obligations (cost—$77,932,567)		77,932,567

Certificates of deposit—15.34%

Banking-non-US—14.46%
Bank of Montreal
0.270%, due 08/11/10	5,000,000	5,000,000
Bank of Nova Scotia
0.351%, due 08/17/10[2]	2,500,000	2,499,960
0.460%, due 09/09/10	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.380%, due 08/06/10	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
0.330%, due 08/02/10[2]	3,000,000	3,000,000
Credit Agricole CIB
0.420%, due 09/27/10	3,000,000	3,000,000
Dexia Credit Local
0.430%, due 08/05/10	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
0.280%, due 08/23/10	5,000,000	5,000,000
National Australia Bank Ltd.
0.425%, due 08/31/10[2]	2,000,000	2,000,000
0.400%, due 10/22/10	3,000,000	3,000,000
National Bank of Canada
0.427%, due 08/03/10[2]	1,500,000	1,500,000
Natixis
0.330%, due 08/02/10[2]	1,500,000	1,500,000
Rabobank Nederland NV
0.329%, due 08/26/10[2]	2,000,000	2,000,000
Royal Bank of Canada
0.430%, due 08/02/10[2]	2,500,000	2,500,000

UBS Cash Reserves Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Royal Bank of Scotland PLC
0.490%, due 11/01/10	3,000,000	3,000,000
Westpac Banking Corp.
0.260%, due 08/02/10[2]	1,500,000	1,500,000

		49,499,960

Banking-US—0.88%
Citibank N.A.
0.220%, due 08/30/10	3,000,000	3,000,000

Total certificates of deposit (cost—$52,499,960)		52,499,960

Commercial paper[1]—37.74%

Asset backed-banking—0.88%
Atlantis One Funding
0.500%, due 09/09/10	3,000,000	2,998,417

Asset backed-miscellaneous—11.97%
Barton Capital LLC
0.300%, due 08/12/10	5,000,000	4,999,583
Enterprise Funding Co. LLC
0.300%, due 08/10/10	5,000,000	4,999,667
Falcon Asset Securitization Corp.
0.350%, due 10/19/10	5,000,000	4,996,208
Market Street Funding LLC
0.400%, due 08/20/10	5,000,000	4,999,000
Old Line Funding Corp.
0.420%, due 10/07/10	5,000,000	4,996,150
Ranger Funding Co. LLC
0.300%, due 08/26/10	4,000,000	3,999,200
Regency Markets No. 1 LLC
0.340%, due 08/12/10	5,000,000	4,999,528
Sheffield Receivable Corp.
0.480%, due 08/20/10	5,000,000	4,998,800
0.310%, due 09/13/10	2,000,000	1,999,277

		40,987,413

Asset backed-securities—2.63%
Clipper Receivables Co. LLC
0.520%, due 09/02/10	5,000,000	4,997,761
Grampian Funding LLC
0.570%, due 09/10/10	4,000,000	3,997,530

		8,995,291

Banking-non-US—3.14%
Credit Suisse First Boston
0.370%, due 08/11/10	5,000,000	4,999,537
Royal Bank of Scotland PLC
0.290%, due 08/19/10	5,000,000	4,999,315

UBS Cash Reserves Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-non-US—(concluded)
Westpac Securitization NZ Ltd.
0.417%, due 08/23/10[2,3]	750,000	750,000

		10,748,852

Banking-US—10.36%
BNP Paribas Finance
0.280%, due 08/16/10	4,000,000	3,999,565
Danske Corp.
0.265%, due 08/18/10	5,000,000	4,999,411
ING (US) Funding LLC
0.300%, due 08/06/10	5,000,000	4,999,833
JPMorgan Chase & Co.
0.220%, due 08/05/10	5,000,000	4,999,908
Natixis US Financial Co. LLC
0.530%, due 11/02/10	3,000,000	2,995,937
Nordea N.A., Inc.
0.285%, due 09/22/10	3,500,000	3,498,587
Societe Generale N.A., Inc.
0.315%, due 08/17/10	5,000,000	4,999,344
Toronto-Dominion Holdings USA, Inc.
0.230%, due 08/13/10	5,000,000	4,999,649

		35,492,234

Beverage/bottling—1.46%
Coca-Cola Co.
0.180%, due 08/10/10	5,000,000	4,999,800

Consumer products non-durables—1.46%
Proctor & Gamble Co.
0.170%, due 08/09/10	5,000,000	4,999,835

Energy-integrated—1.46%
BP Capital Markets PLC
0.530%, due 08/26/10	5,000,000	4,998,233

Finance-captive automotive—1.46%
Toyota Motor Credit Corp.
0.220%, due 08/12/10	5,000,000	4,999,694

Finance-noncaptive diversified—1.46%
General Electric Capital Corp.
0.370%, due 10/13/10	5,000,000	4,996,300

Food/beverage—1.46%
Nestle Finance International Ltd.
0.320%, due 10/04/10	5,000,000	4,997,200

Total commercial paper (cost—$129,213,269)		129,213,269

Short-term corporate obligations—1.90%

Banking-non-US—0.29%
Commonwealth Bank of Australia
0.508%, due 10/28/10[2,3]	1,000,000	1,000,000

UBS Cash Reserves Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—(concluded)

Supranationals—1.61%
International Bank for Reconstruction & Development
0.340%, due 08/23/10[1]	3,500,000	3,499,306
0.410%, due 11/01/10[1]	2,000,000	1,997,927

		5,497,233

Total short-term corporate obligations (cost—$6,497,233)		6,497,233

Repurchase agreements—22.28%

Repurchase agreement dated 07/30/10 with Barclays Bank PLC, 0.210% due 08/02/10, collateralized by $40,800,700 US Treasury Bills, zero coupon due 08/05/10; (value—$40,800,006); proceeds: $40,000,700	40,000,000	40,000,000

Repurchase agreement dated 07/30/10 with Deutsche Bank Securities, 0.200% due 08/02/10, collateralized by $33,900,000 Federal National Mortgage Association obligations, 4.875% due 05/18/12; (value—$36,720,073); proceeds: $36,000,600	36,000,000	36,000,000

Repurchase agreement dated 07/30/10 with State Street Bank & Trust Co., 0.010% due 08/02/10, collateralized by $268,858 US Treasury Notes, 2.125% to 3.125% due 04/30/15 to 04/30/17; (value—$277,443); proceeds: $272,000	272,000	272,000

Total repurchase agreements (cost—$76,272,000)		76,272,000

Total investments (cost—$342,415,029 which approximates cost for federal income tax purposes)[4]—100.02%		342,415,029

Liabilities in excess of other assets—(0.02)%		(58,836)

Net assets (applicable to 342,352,792 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		342,356,193

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Variable rate securities. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2010 and reset periodically.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.51% of net assets as of July 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Cash Reserves Fund
Schedule of investments – July 31, 2010 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	77,932,567	—	77,932,567

Certificates of deposit	—	52,499,960	—	52,499,960

Commercial paper	—	129,213,269	—	129,213,269

Short-term corporate obligations	—	6,497,233	—	6,497,233

Repurchase agreements	—	76,272,000	—	76,272,000

Total	—	342,415,029	—	342,415,029

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	76.8

Canada	5.4

Japan	4.4

United Kingdom	3.8

Switzerland	2.9

Australia	2.4

France	2.2

Belgium	1.5

Netherlands	0.6

Total	100.0

Weighted average maturity—45 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2010.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—24.14%

Federal Farm Credit Bank
0.500%, due 08/09/10[1]	25,000,000	24,997,570
Federal Home Loan Bank
0.120%, due 08/25/10[1]	70,000,000	69,994,633
0.180%, due 08/25/10[1]	15,000,000	14,998,275
0.500%, due 10/15/10	11,850,000	11,849,846
0.400%, due 01/04/11	4,495,000	4,493,531
0.370%, due 02/22/11[1]	25,000,000	24,947,583
0.440%, due 04/19/11[1]	20,000,000	19,936,445
0.500%, due 05/17/11[1]	14,000,000	13,944,000
0.580%, due 05/27/11	14,000,000	14,000,000
Federal Home Loan Mortgage Corp.*
0.205%, due 08/02/10[1]	20,000,000	20,000,000
0.250%, due 10/05/10[1]	15,000,000	14,993,333
0.310%, due 11/16/10[1]	13,000,000	12,988,134
0.310%, due 12/07/10[1]	20,000,000	19,978,128
0.330%, due 12/07/10[1]	23,000,000	22,973,224
0.270%, due 01/14/11[1]	25,000,000	24,969,063
0.330%, due 05/02/11[1]	26,000,000	25,934,935
Federal National Mortgage Association*
2.875%, due 10/12/10	7,500,000	7,534,456
0.270%, due 10/25/10[1]	35,000,000	34,977,950
0.350%, due 04/26/11[1]	26,000,000	25,932,508
0.410%, due 07/06/11[1]	25,000,000	24,903,764
US Treasury Bills
0.092%, due 08/05/10[1]	85,000,000	84,999,348
0.151%, due 08/19/10[1]	35,000,000	34,997,513
0.295%, due 07/28/11[1]	25,000,000	24,926,250
US Treasury Notes
2.000%, due 09/30/10	16,000,000	16,045,729
4.875%, due 04/30/11	17,000,000	17,579,394

Total US government and agency obligations (cost—$612,895,612)		612,895,612

Certificates of deposit—17.53%

Banking-non-US—17.53%
Bank of Montreal
0.270%, due 08/11/10	25,000,000	25,000,000
Bank of Nova Scotia
0.351%, due 08/17/10[2]	19,000,000	18,999,693
0.460%, due 09/09/10	10,000,000	10,000,000
0.320%, due 10/20/10	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.380%, due 08/06/10	25,000,000	25,000,000
0.290%, due 08/20/10	25,000,000	25,000,000
BNP Paribas SA
0.430%, due 11/19/10	6,000,000	6,000,000
Canadian Imperial Bank of Commerce
0.330%, due 08/02/10[2]	23,000,000	23,000,000
Credit Agricole CIB
0.420%, due 09/27/10	17,000,000	17,000,000
Dexia Credit Local
0.430%, due 08/05/10	45,000,000	45,000,000
Lloyds TSB Bank PLC
0.300%, due 08/02/10	30,000,000	30,000,000
Mizuho Corporate Bank Ltd.
0.280%, due 08/23/10	15,000,000	15,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
National Australia Bank Ltd.
0.425%, due 08/31/10[2]	20,000,000	20,000,000
National Bank of Canada
0.427%, due 08/03/10[2]	26,500,000	26,500,000
Natixis
0.330%, due 08/02/10[2]	10,500,000	10,500,000
Nordea Bank Finland
0.220%, due 08/30/10	10,000,000	10,000,000
Rabobank Nederland NV
0.200%, due 08/06/10	19,000,000	19,000,000
0.347%, due 08/27/10[2]	18,000,000	18,000,000
Royal Bank of Canada
0.430%, due 08/02/10[2]	19,000,000	19,000,000
Royal Bank of Scotland PLC
0.510%, due 10/20/10	22,000,000	22,000,000
Westpac Banking Corp.
0.260%, due 08/02/10[2]	5,000,000	5,000,000
0.280%, due 08/02/10[2]	10,000,000	10,000,000
0.370%, due 09/30/10	20,000,000	20,000,000

Total certificates of deposit (cost—$444,999,693)		444,999,693

Commercial paper[1]—43.84%

Asset backed-banking—0.59%
Atlantis One Funding
0.500%, due 09/09/10	15,000,000	14,992,083

Asset backed-miscellaneous—14.02%
Atlantic Asset Securitization LLC
0.280%, due 08/18/10	35,000,000	34,995,644
Barton Capital LLC
0.300%, due 08/05/10	25,007,000	25,006,375
0.300%, due 08/11/10	25,000,000	24,998,125
0.290%, due 08/12/10	15,000,000	14,998,792
Bryant Park Funding LLC
0.300%, due 08/10/10	25,000,000	24,998,333
Ciesco LLC
0.270%, due 08/26/10	37,000,000	36,993,340
Falcon Asset Securitization Corp.
0.200%, due 08/02/10	10,000,000	10,000,000
0.450%, due 09/09/10	10,985,000	10,979,782
Liberty Street Funding LLC
0.300%, due 08/12/10	25,000,000	24,997,917
Market Street Funding LLC
0.350%, due 08/13/10	15,000,000	14,998,396
0.470%, due 09/20/10	25,000,000	24,984,007
Salisbury Receivables Co. LLC
0.300%, due 08/03/10	13,000,000	12,999,892
Sheffield Receivables Corp.
0.400%, due 08/09/10	30,000,000	29,997,667
0.500%, due 09/03/10	20,000,000	19,991,111
Thunderbay Funding
0.290%, due 08/16/10	25,000,000	24,997,180

UBS Liquid Assets Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.270%, due 08/20/10	20,000,000	19,997,300

		355,933,861

Asset backed-securities—3.54%
Clipper Receivables Co. LLC
0.470%, due 09/21/10	24,000,000	23,984,333
0.370%, due 10/20/10	20,000,000	19,983,761
Grampian Funding LLC
0.370%, due 08/05/10	15,000,000	14,999,538
0.510%, due 10/19/10	31,000,000	30,965,745

		89,933,377

Automotive OEM—0.54%
American Honda Finance Corp.
0.230%, due 08/09/10	13,700,000	13,699,387

Banking-non-US—1.97%
BPCE SA
0.450%, due 09/13/10	25,000,000	24,986,875
Credit Suisse First Boston
0.370%, due 08/11/10	20,000,000	19,998,150
Westpac Securities NZ Ltd.
0.417%, due 08/23/10[2,3]	5,000,000	5,000,000

		49,985,025

Banking-US—10.88%
Bank of America Corp.
0.220%, due 08/09/10	37,800,000	37,798,383
BNP Paribas Finance
0.280%, due 08/16/10	30,000,000	29,996,733
Danske Corp.
0.260%, due 08/13/10	22,500,000	22,498,212
0.265%, due 08/18/10	25,000,000	24,997,056
ING (US) Funding LLC
0.300%, due 08/06/10	25,000,000	24,999,167
0.250%, due 08/09/10	7,000,000	6,999,660
JPMorgan Chase & Co.
0.220%, due 08/05/10	26,000,000	25,999,523
Natixis US Finance Co. LLC
0.530%, due 11/02/10	15,000,000	14,979,683
Societe Generale N.A., Inc.
0.220%, due 08/02/10	50,000,000	50,000,000
Toronto-Dominion Holdings USA, Inc.
0.230%, due 08/13/10	37,966,000	37,963,332

		276,231,749

Beverage/bottling—1.77%
PepsiCo, Inc.
0.150%, due 08/03/10	35,000,000	34,999,854
0.130%, due 08/23/10	10,000,000	9,999,242

		44,999,096

UBS Liquid Assets Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Consumer products-non durables—1.97%
Procter & Gamble Co.
0.180%, due 08/03/10	20,000,000	19,999,900
0.180%, due 08/09/10	30,000,000	29,998,950

		49,998,850

Energy-integrated—0.99%
BP Capital Markets PLC
0.530%, due 08/26/10	25,000,000	24,991,167

Finance-captive automotive—0.47%
Toyota Motor Credit Corp.
0.410%, due 10/13/10	12,000,000	11,990,160

Finance-noncaptive diversified—0.98%
General Electric Capital Corp.
0.370%, due 10/13/10	25,000,000	24,981,500

Food/beverage—3.92%
Nestle Capital Corp.
0.230%, due 08/09/10	44,450,000	44,448,012
Nestle Finance International Ltd.
0.220%, due 08/23/10	30,000,000	29,996,150
Unilever Capital Corp.
0.170%, due 08/09/10	25,000,000	24,999,174

		99,443,336

Insurance-life—0.39%
Axa Financial, Inc.
0.320%, due 08/04/10	10,000,000	9,999,822

Technology-software—1.81%
Hewlett Packard Co.
0.180%, due 08/10/10	26,000,000	25,998,960
Microsoft Corp.
0.160%, due 08/04/10	20,000,000	19,999,822

		45,998,782

Total commercial paper (cost—$1,113,178,195)		1,113,178,195

Short-term corporate obligations—1.65%

Banking-non-US—0.23%
Commonwealth Bank of Australia
0.508%, due 10/28/10[2,3]	6,000,000	6,000,000

Finance-captive automotive—0.24%
Toyota Motor Credit Corp.
0.343%, due 08/10/10[2]	6,000,000	6,000,000

Supranationals—1.18%
International Bank for Reconstruction & Development
0.340%, due 08/23/10[1]	25,000,000	24,995,042
0.410%, due 11/01/10[1]	5,000,000	4,994,818

		29,989,860

Total short-term corporate obligations (cost—$41,989,860)		41,989,860

UBS Liquid Assets Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—12.83%

Repurchase agreement dated 07/30/10 with Barclays Bank PLC, 0.210% due 08/02/10, collateralized by $179,092,000 Federal National Mortgage Association obligatioins, zero coupon due 07/11/11; (value—$178,500,996); proceeds: $175,003,063	175,000,000	175,000,000

Repurchase agreement dated 07/30/10 with Deutsche Bank Securities, 0.200% due 08/02/10, collateralized by $79,450,000 Federal Home Loan Bank obligations 5.750% due 05/15/12, $56,294,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/13/10 and $9,013,000 Federal National Mortgage Association obligations, 3.000% due 02/17/15; (value—$153,000,166); proceeds: $150,002,500	150,000,000	150,000,000

Repurchase agreement dated 07/30/10 with State Street Bank & Trust Co., 0.010% due 08/02/10, collateralized by $593,070 US Treasury Notes, 2.125% to 3.125% due 04/30/15 to 04/30/17; (value—$612,006); proceeds: $600,001	600,000	600,000

Total repurchase agreements (cost—$325,600,000)		325,600,000

Total investments (cost—$2,538,663,360 which approximates cost for federal income tax purposes)[4]—99.99%		2,538,663,360

Other assets in excess of liabilities—0.01%		343,875

Net assets (applicable to 2,539,009,583 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		2,539,007,235

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Variable rate securities. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2010, and reset periodically.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.43% of net assets as of July 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2010 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted	Other
	prices in active	significant
	markets for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	612,895,612	—	612,895,612

Certificates of deposit	—	444,999,693	—	444,999,693

Commercial paper	—	1,113,178,195	—	1,113,178,195

Short-term corporate obligations	—	41,989,860	—	41,989,860

Repurchase agreements	—	325,600,000	—	325,600,000

Total	—	2,538,663,360	—	2,538,663,360

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	74.1

Canada	5.8

Switzerland	3.7

Japan	3.3

United Kingdom	3.0

France	2.9

Australia	2.6

Netherlands	2.4

Belgium	1.8

Finland	0.4

Total	100.0

Weighted average maturity—46 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2010.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/10 were $8,533,191,323.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/10 were $4,602,023,872.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/10 were $1,221,597,965.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/10 were $10,476,540,636.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/10 were $3,050,516,446.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/10 were $459,079,270.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 7/31/10 were $590,858,539.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 7/31/10 were $143,385,487.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 7/31/10 were $55,723,132.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2010